Financial Instruments (Details 4) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Accounts payable to suppliers	$ 12,973	$ 11,471
Group [member]
Statement Line Items [Line Items]
Accounts payable to suppliers	529,348	445,241
Derivative financial instruments	32,309	16,629
Long-term debt	671,459	640,031
Total undiscounted cash flows	1,233,116	1,101,901
Group [member] | Less than 1 year [member]
Statement Line Items [Line Items]
Accounts payable to suppliers	529,348	445,241
Derivative financial instruments	15,555	8,509
Long-term debt	137,163	78,750
Total undiscounted cash flows	682,066	532,500
Group [member] | less than 5 years [member]
Statement Line Items [Line Items]
Accounts payable to suppliers
Derivative financial instruments	16,754	8,120
Long-term debt	484,903	536,073
Total undiscounted cash flows	501,657	544,193
Group [member] | Over 5 years [mermber]
Statement Line Items [Line Items]
Accounts payable to suppliers
Derivative financial instruments
Long-term debt	49,393	25,208
Total undiscounted cash flows	$ 49,393	$ 25,208